Share Capital (Details) - Schedule of Outstanding RSUs - Restricted Stock Units [Member[ - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital (Details) - Schedule of Outstanding RSUs [Line Items]
Balance at beginning	397,565
Granted	1,199,052	780,400
Exercised	(723,093)	(382,835)
Forfeited/Cancelled	(873,524)
Balance at ending		397,565